Supplementary Balance Sheet Information (Details) - Schedule of cash and short term bank deposits - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Short Term Bank Deposits Abstract
Cash		$ 4,535	$ 4,182
Cash equivalents		730
Total cash and cash equivalents		5,265	4,182
Short-term bank deposits	[1]	$ 12,040	$ 14,071

[1]	The average interest rate of short-term deposits is 4.15% and 0.73%, as of December 31, 2022 and 2021, respectively.